Property and Equipment Net (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 45,332,336	$ 42,494,035
Less: accumulated depreciation and amortization	(16,286,927)	(13,503,222)
Property Plant And Equipment Excluding Construction In Progress, Total	29,045,409	28,990,813
Construction in progress	709,673	11,559
Property and equipment, net	29,755,082	29,002,372
Buildings
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	27,961,937	26,812,029
Computers and office equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	12,188,023	11,260,671
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	2,780,058	2,052,740
Vehicles
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	916,226	925,015
Information Technology equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	845,512	834,880
Machinery
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 640,580	$ 608,700